Subsequent Events - Additional information (Detail) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Feb. 28, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Repayment of debt				$ 3,719
Debt instrument, principal amount			$ 483	$ 483
Dividends declared per common share | $ / shares			$ 1.440	$ 1.385
3.309% notes, due 2021 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Debt instrument, principal amount						$ 550	$ 550
Debt instrument, interest rate			3.309%	3.309%		3.309%	3.309%
3.95% Notes, Due 2021 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Debt instrument, principal amount			$ 350	$ 350
Debt instrument, interest rate			3.95%	3.95%		3.95%	3.95%
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share | $ / shares		$ 0.08
New annual dividends paid ordinary shares per share | $ / shares		1.52
Dividend paid per common share | $ / shares		$ 0.38
Debt Repayments [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Repayment of debt	$ 640
Debt Repayments [Member] | 3.309% notes, due 2021 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Debt instrument, principal amount					$ 550
Debt instrument, interest rate	3.309%				3.309%
Debt Repayments [Member] | 3.95% Notes, Due 2021 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Debt instrument, principal amount	$ 139
Debt instrument, interest rate	3.95%				3.95%